Equity-accounted investees (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Equity-accounted investees [Abstract]
Disclosure of associates [text block]
As of December 31, 2020, and December 31, 2019, in accordance with criteria established in Note 2:

	Equity-accounted investees			Share in profit (loss) of associates and joint ventures accounted for using the equity method for the period ended			Share in profit (loss) of associates and joint ventures accounted for using the equity method for the period ended			Share in total other comprehensive income of associates accounted for using the equity method for the period ended
Associate	As of December 31, 2020 (**)	As of December 31, 2019 (**)	As of December 31, 2018 (**)	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Abu Dhabi Fertilizer Industries WWL	11,505	11,609	10,821	(156)	634	596	-	1	-	(156)	635	596
Doktor Tarsa Tarim Sanayi AS (*)	-	26,001	21,582	4,031	3,912	241	-	198	489	4,031	4,110	730
Ajay North America	14,468	14,669	14,951	2,191	2,871	3,728	-	-	-	2,191	2,871	3,728
Ajay Europe SARL	7,875	7,451	7,845	1,029	1,165	1,373	756	(179)	(439)	1,785	986	934
Charlee SQM Thailand Co Ltd	-	-	-	-	-	316	-	-	-	-	-	316
SQM Eastmed Turkey (*)	-	623	310	247	354	370	-	(42)	(21)	247	312	349
Kore Potash PLC	26,175	24,739	20,467	(224)	(534)	(1,543)	(374)	(549)	(1,206)	(598)	(1.083)	(2,749)
Total	60,023	85,092	75,976	7,118	8,402	5,081	382	(571)	(1.177)	7,500	7,831	3,904

(*) As of December 31, 2020, these investments no longer form part of the group. See Note 8.4 (a).

(**) These investments include adjustments for unrealized results.

Disclosure of interests in associates [text block]
					Dividends received for the period ending
Associate	Description of the nature of the relationship	Domicile	Country of incorporation	Share of ownership in associates	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018
					ThUS$	ThUS$	ThUS$
Abu Dhabi Fertilizer Industries WWL	Distribution and commercialization of specialty plant nutrients in the Middle East.	PO Box 71871, Abu Dhabi	United Arab Emirates	37%	-	-	6,632
Ajay North America	Production and distribution of iodine and iodine derivatives.	1400 Industry RD Power Springs GA 30129	United States	49%	1,967	2,796	2,807
Ajay Europe SARL	Production and distribution of iodine and iodine derivatives.	Z.I. du Grand Verger BP 227 53602 Evron Cedex	France	50%	1,197	1,055	811
Charlee SQM Thailand Co Ltd	Production and distribution of iodine and iodine derivatives.	31 Soi 138 (Meesuk) LLapdrawrd, Bangkapi, 10240 Bangkok	Thailand	40%	-	-	362
SQM Eastmed Turkey	Production and distribution of iodine and iodine derivatives.	Organize Sanayi Bolgesi, Ikinci Kisim, 22 cadde TR07100 Antalya	Turkey	50%	-	-	-
Kore Potash Ltd	Prospecting, exploration and mining development	L 3 88 William ST Perth, was 6000	United Kingdom	20.20%	-	-	-
Total					3,164	3,851	10,612

The companies described in the table below are related parties of the following associates:

(1) Doktor Tarsa Tarim Sanayi AS
(2) Terra Tarsa B.V.
(3) Abu Dhabi Fertilizer Industries WWL

					Dividends received for the period ending
Associate	Description of the nature of the relationship	Domicile	Country of incorporation	Share of ownership in associates (*)	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018
					ThUS$	ThUS$	ThUS$
Terra Tarsa Ukraine LLC (2)	Distribution and trading of specialty plant nutrients.	74800 Ukraine, Kakhovka, 4 Yuzhnaya Str.	Ukraine	100%	-	-	-
Terra Tarsa BV (1)	Distribution and trading of specialty plant nutrients, in the Middle East.	Herikerbergweg 238, Luna Arena, 1101CM Amsterdam PO Box 23393, 1100DW Amsterdam Zuidoost	Holland	50%	-	-	-
Plantacote NV (1)	Sale of CRF and production and sales of WSNPK.	Houtdok-Noordkaai 25a, 2030 Antwerpen, Belgium	Belgium	100%	-	-	-
Doctochem Tarim Sanayai Ticaret LTD (1)	Production, distribution and trading of specialty plant nutrition.	Eski Büyükdere Cad No: 7 GIZ 2000 Plaza K:17 D:67-68 Maslak Sariyer Ístambul.	Turkey	100%	-	-	-
Terra Tarsa Don LLC (2)	Distribution and sale of specialty fertilizers.	Zorge Street, house 17, 344090, Rostov-on-Don	Russian Federation	100%	-	-	-
Doktolab Tarim Arastirma San. (1)	Laboratory services.	27. Cd. No:2, 07190 Aosb 2. Kısım/Döşemealtı, Antalya, Turkey	Turkey	100%	-	-	-
International Technical and Trading Agencies Co WLL (3)	Distribution and trading of specialty plant nutrients, in the Middle East.	P.O Box: 950918 Amman 11195	Jordan	50%	-	-	-
Total					-	-	-

(*) This percentage does not consider the shareholdings of the holders of these subsidiaries.

Disclosure of Detailed Informatin on Summarized Financial Information of Associates Explanatory [Text Block]

	As of December 31, 2020				for the period ended as of December 31, 2020
	Assets		Liabilities				Other
Associate	Current	Non-current	Current	Non-current	Revenue	Gain (loss)	comprehensive Income	Comprehensive income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Abu Dhabi Fertilizer Industries WWL	29,313	8,586	6,706	101	6,641	(420)	-	(420)
Ajay North America	18,513	15,749	4,737	-	42,920	4,471	-	4,471
Ajay Europe SARL	22,032	1,493	7,773	-	41,950	2,058	1,736	3,794
Kore Potash PLC	5,691	124,112	786	-	-	(3,233)	486	(2,747)
Total	75,549	149,940	20,002	101	91,511	2,876	2,222	5,098

	As of December 31, 2019				for the period ended as of December 31, 2019
	Assets		Liabilities				Other
Associate	Current	Non-current	Current	Non-current	Revenue	Gain (loss)	comprehensive Income	Comprehensive income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Abu Dhabi Fertilizer Industries WWL	28,543	9,971	7,133	-	31,588	1,713	4	1,717
Doktor Tarsa Tarim Sanayi AS	97,797	15,196	22,420	38,522	93,768	7,824	396	8,220
Ajay North America	19,748	13,250	3,061	-	38,833	5,860	-	5,860
Ajay Europe SARL	19,589	1,456	6,144	-	35,709	2,329	(358)	1,971
SQM Eastmed Turkey	2,718	1,833	2,600	704	3,086	709	(84)	625
Kore Potash PLC	7,938	119,362	2,214	-	-	(2,716)	(2,791)	(5,507)
Total	176,333	161,068	43,572	39,226	202,984	15,719	(2,833)	12,886

	As of December 31, 2018				for the period ended as of December 31, 2018
	Assets		Liabilities				Other
Associate	Current	Non-current	Current	Non-current	Revenue	Gain (loss)	comprehensive income	Comprehensive income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Abu Dhabi Fertilizer Industries WWL	23,496	11,444	5,695	-	33,098	1,611	(1)	1,610
Doktor Tarsa Tarim Sanayi AS	66,498	12,242	27,067	8,509	74,144	481	978	1,459
Ajay North America	21,644	12,409	3,542	-	40,290	7,608	-	7,608
Ajay Europe SARL	21,219	1,214	6,743	-	36,337	2,747	(878)	1,869
SQM Eastmed Turkey	1,724	2,160	1,829	1,434	3,192	740	(42)	698
Kore Potash PLC	6,659	148,426	2,180	-	-	(8,198)	(6,882)	(15,080)
Total	141,240	187,895	47,056	9,943	187,061	4,989	(6,825)	(1,836)